Schedule I Condensed Financial Information of Parent Company - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity in losses of subsidiaries and VIEs	$ 34
LightInTheBox Holding Co., Ltd.
Deficit in subsidiaries and VIEs	106,181	$ 72,749
Equity in losses of subsidiaries and VIEs	$ 33,570	$ 25,325	$ 716